FEDERATED INTERNATIONAL SERIES, INC.

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

June 16, 2017

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-4720

RE: FEDERATED INTERNATIONAL SERIES, INC. (“Registrant”)
Federated Global Total Return Bond Fund (“Fund”)

1940 Act File No. 811-3984

Dear Sir or Madam:

Transmitted herewith for filing pursuant to the Securities Act of 1933, as amended, (“1933 Act”), is the Registration Statement on Form N-14 for the above-referenced Registrant.

The purpose of this Registration Statement is to register shares of beneficial interest of the above-named Fund under the 1933 Act. These shares are being registered in connection with the proposed Agreement and Plan of Reorganization pursuant to which Federated Prudent DollarBear Fund, a portfolio of Federated Income Securities Trust, would transfer substantially all of its assets to the Fund in exchange for shares of the Fund.

We would appreciate receiving any comments you may have by July 7, 2017. If you have any questions on the enclosed material, please do not hesitate to contact me at (724) 720-8832.

Very truly yours,

/s/ Christina Eifler

Christina Eifler

Senior Paralegal

Enclosures